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                             WANGER ADVISORS TRUST
                             227 W. Monroe Street
                                  Suite 3000
                            Chicago, Illinois 60606

                                  May 1, 1998

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004


                             Wanger Advisors Trust
                        1933 Act Registration 33-83548
                        1940 Act Registration 811-8748

Ladies and Gentlemen:

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Wanger Advisors Trust (the "Trust") certifies that:

     a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission electronically on April 29, 1998, with a designated effective date of April 30, 1998.

                                        Very truly yours,


                                        WANGER ADVISORS TRUST